Intangible assets	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
6.
Intangible assets

	Computer software	Customer contracts#	Development rights	Other intangible assets	Goodwill	Intangible asset under development@	Total intangible assets
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Cost
As at April 1, 2019	160	26,744	36	—	11,381	6	38,327
Additions during the year	19	—	—	—	—	60	79
Capitalised during the year	—	—	—	—	—	(13)	(13)
As at March 31, 2020	179	26,744	36	—	11,381	53	38,393
Additions during the year	86	—	—	—	215	49	350
Acquisition of subsidiaries (refer Note 55(b))	7	1,304	—	7	—	20	1,338
Capitalised during the year	—	—	—	—	—	(67)	(67)
As at March 31, 2021	272	28,048	36	7	11,596	55	40,014
Additions during the year	89	—	—	—	—	35	124
Asset acquisition (refer Note 56)	—	4,547	—	—	—	—	4,547
Disposal of subsidiaries (refer Note 39)	(8)	(3)	—	—	—	—	(11)
Adjustments during the year*	2	—	—	—	—	(13)	(11)
Capitalised during the year	—	—	—	—	—	(9)	(9)
As at March 31, 2022	355	32,592	36	7	11,596	68	44,654
Accumulated amortisation
As at April 1, 2019	64	1,197	2	—	—	—	1,263
Charge for the year (refer Note 35)	30	1,114	1	—	—	—	1,145
Amortisation capitalised during the	—	15	—	—	—	—	15
As at March 31, 2020	94	2,326	3	—	—	—	2,423
Charge for the year (refer Note 35)	23	1,142	1	—	—	—	1,166
Amortisation capitalised during the year	15	—	—	—	—	—	15
As at March 31, 2021	132	3,468	4	—	—	—	3,604
Charge for the year (refer Note 35)	26	1,278	1	0	—	—	1,305
Disposal of subsidiaries (refer Note 39)	(4)	—	—	—	—	—	(4)
Capitalised during the year	25	—	—	—	—	—	25
As at March 31, 2022	179	4,746	5	0	—	—	4,930
Net book value
As at April 1, 2020 (INR)	85	24,418	33	—	11,381	53	35,970
At March 31, 2021 (INR)	140	24,580	32	7	11,596	55	36,410
As at March 31, 2022 (INR)	176	27,846	31	7	11,596	68	39,724
As at March 31, 2022 (USD)	2	367	0	0	153	1	524

# Remaining life of customer contracts ranges from 16 to 22 years as on March 31, 2022 (March 31, 2021: 17 to 23 years, March 31, 2020: 18 to 24 years)

* Adjustment of INR 2 (March 31, 2021: INR Nil, March 31, 2020: INR Nil) pertains to actualisation of provisional capitalisation.

Mortgage and hypothecation on intangible assets:

Intangible assets are subject to a pari passu first charge to respective lenders for senior secured bonds, project term loans, buyer's/supplier's credit, working capital loan, debentures, senior secured notes and acceptances as disclosed in Note 18 and Note 27.

Impairment of non-financial assets including goodwill and intangible assets under development

Below is the break-up for goodwill and intangible assets under development for each group of cash generating units and individual cash generating units (CGU):

Group of CGU / individual CGU	March 31, 2022	March 31, 2021	March 31, 2020
Ostro Energy Group (wind power segment)
Goodwill	9,903	9,903	9,903
Intangible asset under development	—	—	—
ReNew Vayu Urja (KCT) (wind power segment)
Goodwill	756	756	756
Intangible asset under development	—	—	—
Prathamesh Solarfarms (solar power segment)
Goodwill	428	428	428
Intangible asset under development	—	—	—

Group of CGU / individual CGU	March 31, 2022	March 31, 2021	March 31, 2020
Others
Goodwill	509	509	294
Intangible asset under development@	68	55	53

@Intangible assets under development amounting to INR Nil as at March 31, 2022 (March 31, 2021: INR 20) out of the total intangible assets under development pertain to fair value of customer contracts for projects under development acquired as part of business combination. Goodwill and intangible assets under development pertain to various group of CGUs and individual CGUs and a combined test of impairment have been performed.

The Group undertook the impairment testing of Goodwill assigned to each Group of CGU and Individual CGU as at March 31, 2022, 2021 and 2020 applying value in use approach across all the Group CGUs and individual CGUs i.e. using cash flow projections based on financial budgets covering contracted power sale agreements with procurers (25 years) using a discount rate range of 9% - 11.8% (pre-tax) per annum for the impairment test as at March 31, 2022 (March 31, 2021: 10.90%, March 31, 2020: 11.40%). The Group has used financial projections over the remaining life of the Power Purchase Agreement (PPA) as the tariff rates are fixed as per PPAs and the terminal value at the end of PPA. The plant load factor for future periods is reviewed at least annually based on initial projections and future outlook.

The management and board has also considered the consequential impacts of the ongoing litigations in Andhra Pradesh while determining the timing of cash flows. The Company believes that the dispute (refer Note 52) would be ultimately decided in favour of the Group.

Based on the results of the impairment test, the estimated value in use of each Group of CGU and individual CGU was more than the respective carrying values and accordingly no impairment loss provision was recognised in the statement of profit or loss.

Based on the results of the Goodwill impairment test, the estimated value in use of each Group of CGU and individual CGU after adjusting the carrying values of property, plant and equipment's and intangible assets was more than carrying value of Goodwill as per below details:

Group of CGU / individual CGU	March 31, 2022	March 31, 2021	March 31, 2020
Ostro Energy Group (wind power segment)	3,851	3,090	4,106
ReNew Vayu Urja (wind power segment)	419	2,727	1,628
Prathamesh Solarfarms (solar power segment)	2,054	1,775	586
Others	4,253	5,319	5,232

The Management believes that any reasonably possible change in the key assumptions on which value in use is based would not cause the aggregate carrying amount of Goodwill to exceed the aggregate value in use of each group of CGU and individual CGU.

Further, no indicator for impairment existed either as at March 31, 2022, 2021 and 2020 in any of the individual CGUs where no goodwill was assigned.